Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value Inputs Quantitative Information [Line Items]
Addition	¥ 497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)
Balance	¥ 388,581	$ 55,816